ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE
11. ACCOUNTS PAYABLE

	As of December 31,
	2021	2022
	RMB	RMB
Merchandise purchase payables	150,241	87,489
Warehouse and logistic fees payables	4,784	1,311
Payable to merchants (1)	99,814	50,103

Total accounts payable	254,839	138,903

(1)
Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.